Toews Funds
                                  Annual Report
                                October 31, 2001



                                   Advised by:


                              [TOEWS LOGO OMITTED]
                                  CORPORATION

TABLE OF CONTENTS



                                                                            Page

Schedule of Investments ................................................       1

Statements of Assets and Liabilities ...................................       5

Statements of Operations ...............................................       6

Statements of Changes in Net Assets ....................................       7

Financial Highlights ...................................................       8

Notes to Financial Statements ..........................................      10

Report of Independent Public Accountants ...............................      14

Notice to Shareholders .................................................      15

How to Obtain More Information About
 The Toews Funds ...................................................  Back Cover




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
                                                                               1

SCHEDULE OF INVESTMENTS
Toews Funds -- October 31, 2001

                                                                         MARKET
                                                                          VALUE
TOEWS NASDAQ-100(R)HEDGED INDEX FUND                        SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCK (95.6%)
BIOTECHNOLOGY (13.0%)
   Abgenix* ...............................................   101        $    3
   Amgen* .................................................   599            34
   Andrx Group* ...........................................    85             6
   Biogen* ................................................   224            12
   Chiron* ................................................   326            18
   Genzyme* ...............................................   320            17
   Gilead Sciences* .......................................   115             7
   Human Genome Sciences* .................................   156             7
   Idec Pharmaceuticals* ..................................   203            12
   Immunex* ...............................................   900            21
   Medimmune* .............................................   281            11
   Millennium Pharmaceuticals* ............................   296             8
                                                                         ------
                                                                            156
                                                                         ------
COMPUTER & OFFICE EQUIPMENT (32.8%)
   3Com* ..................................................   216             1
   Altera* ................................................   667            13
   Apple Computer* ........................................   601            11
   Applied Materials* .....................................   518            18
   Applied Micro Circuits* ................................   429             5
   Atmel* .................................................   428             3
   Broadcom, Cl A* ........................................   205             7
   Brocade Communication Systems* .........................   285             7
   Cisco Systems* ......................................... 3,211            54
   Conexant Systems* ......................................   342             3
   Dell Computer* ......................................... 1,176            28
   Flextronics International* .............................   643            13
   Intel .................................................. 2,893            71
   JDS Uniphase* .......................................... 1,666            13
   Juniper Networks* ......................................   260             6
   Kla-Tencor* ............................................   276            11
   Linear Technology ......................................   522            20
   Maxim Integrated Products* .............................   565            26
   Microchip Technology* ..................................   136             4
   Molex ..................................................   120             3


                                                        [LOGO OMITTED]

2

SCHEDULE OF INVESTMENTS
Toews Funds -- October 31, 2001

                                                                         MARKET
TOEWS NASDAQ-100(R)HEDGED INDEX FUND                                      VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
COMPUTER & OFFICE EQUIPMENT (CONTINUED)
   Network Appliance* .....................................   424        $    6
   Novellus Systems* ......................................   179             6
   Nvidia* ................................................   189             8
   Palm* ..................................................   660             2
   PMC-Sierra* ............................................   223             4
   QLogic* ................................................   116             5
   RF Micro Devices* ......................................   230             5
   Sanmina* ...............................................   420             6
   Sun Microsystems* ...................................... 1,740            18
   Vitesse Semiconductor* .................................   254             2
   Xilinx* ................................................   543            16
                                                                         ------
                                                                            395
                                                                         ------
COMPUTER SOFTWARE/SERVICES (29.3%)
   Adobe Systems ..........................................   288             8
   Ariba* .................................................   297             1
   BEA Systems* ...........................................   449             5
   Broadvision* ...........................................   372             1
   Check Point Software* ..................................   286             8
   Citrix Systems* ........................................   273             6
   CMGI* ..................................................   466             1
   CNET Networks* .........................................   192             1
   Compuware* .............................................   281             3
   Concord EFS* ...........................................   697            19
   eBay* ..................................................   250            13
   Electronic Arts* .......................................   169             9
   Fiserv* ................................................   287            11
   I2 Technologies* .......................................   548             2
   Inktomi* ...............................................   144             1
   Intuit* ................................................   324            13
   Mercury Interactive* ...................................   109             2
   Microsoft* ............................................. 2,275           132
   Novell* ................................................   533             2
   Oracle* ................................................ 2,856            39
   Parametric Technology* .................................   438             3
   Paychex ................................................   436            14
   Peoplesoft* ............................................   525            16

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
                                                                               3


                                                                         MARKET
TOEWS NASDAQ-100(R)HEDGED INDEX FUND                                      VALUE
(CONTINUED)                                                SHARES         (000)
--------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES (CONTINUED)
   Rational Software* .....................................   259        $    3
   RealNetwork* ...........................................   187             1
   Siebel Systems* ........................................   662            11
   Verisign* ..............................................   235             9
   Veritas Software* ......................................   502            14
   Yahoo!* ................................................   338             4
                                                                         ------
                                                                            352
                                                                         ------
HEALTH CARE (1.1%)
   Biomet .................................................   446            14
                                                                         ------
MANUFACTURING (0.8%)
   Paccar .................................................   106             6
   Smurfit-Stone Container* ...............................   294             4
                                                                         ------
                                                                             10
                                                                         ------
RETAIL/WHOLESALE TRADE (3.5%)
   Amazon.com* ............................................   296             2
   Bed Bath & Beyond* .....................................   478            12
   Costco Wholesale* ......................................   292            11
   Staples* ...............................................   378             6
   Starbucks* .............................................   651            11
                                                                         ------
                                                                             42
                                                                         ------
SERVICES (2.1%)
   Cintas .................................................   250            10
   Gemstar - TV Guide International* ......................   530            11
   TMP Worldwide* .........................................   145             4
                                                                         ------
                                                                             25
                                                                         ------
TELECOMMUNICATIONS (13.0%)
   ADC Telecommunications* ................................ 1,211             6
   Adelphia Communications, Cl A* .........................   203             5
   Ciena* .................................................   477             8
   Comcast, Cl A* .........................................   551            20
   Comverse Technology* ...................................   237             4
   Echostar Communications, Cl A* .........................   305             7

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4

SCHEDULE OF INVESTMENTS
Toews Funds -- October 31, 2001

                                                                         MARKET
TOEWS NASDAQ-100(R)HEDGED INDEX FUND                                      VALUE
(CONCLUDED)                                                SHARES         (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
   Ericsson ADR ........................................... 1,215        $    5
   Level 3 Communications* ................................   315             1
   McLeodUSA, Cl A* .......................................   622            --
   Metromedia Fiber Network, Cl A* ........................   917             1
   Nextel Communications, Cl A* ........................... 1,171             9
   PanAmSat* ..............................................   248             5
   Qualcomm* .............................................. 1,126            55
   Tellabs* ...............................................   287             4
   USA Networks* ..........................................   438             8
   WorldCom Group* ........................................ 1,306            18
   XO Communications, Cl A* ...............................   453            --
                                                                         ------
                                                                            156
                                                                         ------
Total Common Stock
   (Cost $1,152)                                                          1,150
                                                                         ------
OTHER INVESTMENT COMPANIES (1.2%)
   SEI Daily Income Trust, Prime Obligation Fund, Cl A ....14,458            15
                                                                         ------
Total Other Investment Companies
   (Cost $15)                                                                15
                                                                         ------
Total Investments  (96.8%)
   (Cost $1,167)                                                          1,165
                                                                         ------
Other Assets and Liabilities, Net (3.2%)                                     38
                                                                         ------
TOTAL NET ASSETS (100.0%)                                                $1,203
                                                                         ======

* NON-INCOME PRODUCING SECURITY.
ADR AMERICAN DEPOSITORY RECEIPT
CL CLASS
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


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
                                                                               5

STATEMENTS OF ASSETS AND LIABILITIES (000)
Toews Funds -- October 31, 2001

                                                                         Toews
                                                            Toews       Nasdaq-
                                                          S&P 500(R)     100(R)
                                                           Hedged       Hedged
                                                         Index Fund   Index Fund
                                                         -----------  ----------
ASSETS:
   Investments at Market Value (Cost $-- and
       $1,167, respectively) ...........................   $   --*       $1,165
   Cash ................................................        1            27
   Receivable for Investment Securities Sold ...........      645         1,184
   Receivable from Investment Advisor ..................       23            27
   Prepaid Expenses ....................................        4            19
   Accrued Income ......................................        1             1
                                                           ------        ------
   Total Assets ........................................      674         2,423
                                                           ------        ------
LIABILITIES:
   Payable for Investment Securities Purchased .........       --         1,193
   Accrued Expenses ....................................       18            27
                                                           ------        ------
   Total Liabilities ...................................       18         1,220
                                                           ------        ------
Total Net Assets .......................................   $  656        $1,203
                                                           ======        ======

NET ASSETS:
   Portfolio Shares of Investor Shares
   (unlimited authorization -- no par value)
     based on 47,757 and 110,407 shares of beneficial
     interest, respectively ............................      475         1,101
   Portfolio Shares of Advisor Shares
   (unlimited authorization -- no par value)
     based on 20,417 and 25,013 shares of beneficial
     interest, respectively ............................      201           240
   Accumulated net realized loss on investments ........      (20)         (136)
   Net unrealized depreciation on investments ..........       --            (2)
                                                           ------        ------
Total Net Assets (100.0%) ..............................   $  656        $1,203
                                                           ======        ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Investor Shares ..................    $9.62         $8.89
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Shares ...................    $9.61         $8.87
                                                           ======        ======

* THE TOEWS S&P 500(R) HEDGED INDEX FUND WAS NOT INVESTED IN EQUITY SECURITIES ON OCTOBER 31, 2001. IN ORDER TO ENGAGE IN HEDGING ACTIVITIES THE TOEWS FUNDS MAY AT TIMES INVEST 100% OF ASSETS IN CASH AND/OR CASH EQUIVALENT SECURITIES. FOR CLARIFICATION, PLEASE SEE "MORE INFORMATION ABOUT FUND INVESTMENTS" IN THE FUND'S PROSPECTUS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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6

STATEMENTS OF OPERATIONS (000)
For the Period Ended October 31, 2001

                                                        Toews         Toews
                                                     S&P 500(R)    Nasdaq-100(R)
                                                       Hedged         Hedged
                                                     Index Fund     Index Fund
                                                  ---------------  ------------
                                                    07/31/01 (1)-  07/31/01 (1)-
                                                      10/31/01       10/31/01
                                                  ---------------  ------------
INVESTMENT INCOME:
   Interest Income ...............................       $  3           $   7
                                                        -----           -----
   Total Investment Income .......................          3               7
                                                        -----           -----
EXPENSES:
   Investment Advisory Fees ......................          1               2
   Administration Fees ...........................         22              40
   Professional Fees .............................         18              22
   Transfer Agent Fees ...........................         16              17
   Registration Fees .............................         12              12
   Printing Fees .................................          4               3
   Custodian Fee .................................          4              --
   Trustee Fees ..................................          2               1
                                                        -----           -----
   Total Expenses ................................         79              97
                                                        -----           -----
   Less: Waiver of Investment Advisory Fees                (1)             (2)
         Reimbursement of Investment
           Advisory Fees .........................        (76)            (91)
                                                        -----           -----
   NET EXPENSES ..................................          2               4
                                                        -----           -----
   NET INVESTMENT INCOME .........................          1               3
                                                        -----           -----
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS:
   Net Realized Loss on Investments ..............        (20)           (136)
   Net Change in Unrealized Depreciation
     on Investments ..............................         --              (2)
                                                        -----           -----
   Total Net Realized and Unrealized Loss
     on Investments ..............................        (20)           (138)
                                                        -----           -----
   NET DECREASE IN NET ASSETS
     FROM OPERATIONS .............................       $(19)          $(135)
                                                        =====           -----

(1) COMMENCED OPERATIONS ON JULY 31, 2001.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



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
                                                                               7

STATEMENTS OF CHANGES IN NET ASSETS (000)
For the Period Ended October 31, 2001


                                              Toews                Toews
                                        S&P 500(R)Hedged     Nasdaq-100(R)Hedged
                                           Index Fund            Index Fund
                                        ----------------     -------------------
                                          7/31/01(1)-           7/31/01(1)-
                                           10/31/01              10/31/01
                                         --------------        -------------
OPERATIONS:
   Net Investment Income ................     $   1            $    3
   Net Realized Loss on Investments .....       (20)             (136)
   Net Change in Unrealized
     Depreciation on Investments ........        --                (2)
                                              -----            ------
   Net Decrease in Net Assets
     from Operations ....................       (19)             (135)
                                              -----            ------
DISTRIBUTION TO SHAREHOLDERS:
   Net Investment Income:
       Investor Shares ..................        (1)               (3)
                                              -----            ------
   Total Distributions ..................        (1)               (3)
                                              -----            ------
CAPITAL SHARE TRANSACTIONS (2):
   INVESTOR SHARES:
     Proceeds from Shares Issued ........       577             1,283
     Reinvestment of Cash
        Distributions ...................         1                 2
     Cost of Shares Redeemed ............      (103)             (184)
                                              -----            ------
   Increase in Net Assets from
     Investor Share Transactions ........       475             1,101
                                              -----            ------
   ADVISOR SHARES:
     Proceeds from Shares Issued ........       203               240
     Cost of Shares Redeemed ............        (2)               --
                                              -----            ------
   Increase in Net Assets from
     Advisor Share Transactions .........       201               240
                                              -----            ------
Net Increase in Capital Share
   Transactions .........................       676             1,341
                                              -----            ------
Net Increase in Net Assets ..............       656             1,203
                                              -----            ------
NET ASSETS:
   Beginning of Period ..................        --                --
   End of Period ........................     $ 656            $1,203
                                              =====            ======

(1) COMMENCED OPERATIONS ON JULY 31, 2001.
(2) SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
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8 & 9

FINANCIAL HIGHLIGHTS
For the Period Ended October 31, 2001
For a Share Outstanding Throughout the Period



                                    NET                    DISTRIBUTIONS
         NET ASSET                REALIZED   DISTRIBUTIONS     FROM
          VALUE          NET        AND        FROM NET     REALIZED    NET ASSET
       BEGINNING OF  INVESTMENT  UNREALIZED    INVESTMENT    CAPITAL    VALUE END
          PERIOD       INCOME      LOSSES        INCOME       GAINS    OF PERIOD
        -----------   --------   ----------   ------------  ---------  ----------

TOEWS S&P 500(R) HEDGED INDEX FUND
----------------------------------
Investor Shares
2001 (1)  $10.00       $0.03      $(0.39)       $(0.02)      $   --     $ 9.62
Advisor Shares
2001 (1)  $10.00       $0.01      $(0.38)       $(0.02)      $   --     $ 9.61

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------
Investor Shares
2001 (1)  $10.00       $0.03      $(1.11)       $(0.03)      $   --     $ 8.89
Advisor Shares
2001 (1)  $10.00       $0.01      $(1.12)       $(0.02)      $   --     $ 8.87



                                                             RATIO OF         RATIO OF
                                                             EXPENSES     NET INVESTMENT
                                                RATIO OF    TO AVERAGE       INCOME TO
                                                  NET       NET ASSETS   AVERAGE NET ASSETS
                                   RATIO OF    INVESTMENT   (EXCLUDING      (EXCLUDING
                     NET ASSETS    EXPENSES      INCOME       WAIVERS          WAIVERS        PORTFOLIO
          TOTAL        END OF     TO AVERAGE   TO AVERAGE       AND               AND          TURNOVER
         RETURN+    PERIOD (000)  NET ASSETS   NET ASSETS  REIMBURSEMENTS)  REIMBURSEMENTS)      RATE
        --------    -----------   ----------   ----------  ---------------  ---------------   ----------

TOEWS S&P 500(R) HEDGED INDEX FUND
----------------------------------
Investor Shares
2001 (1)   (3.56)%      $460        1.50%         1.49%       84.21%           (81.22)%        229.50%
Advisor Shares
2001 (1)   (3.71)%      $196        2.50%         0.34%       70.17%           (67.33)%        229.50%

TOEWS NASDAQ-100(R) HEDGED INDEX FUND
-------------------------------------
Investor Shares
2001 (1)  (10.85)%      $981        1.50%         1.26%       37.99%           (35.23)%        318.12%
Advisor Shares
2001 (1)  (11.11)%      $222        2.50%        (0.10)%      40.86%           (38.46)%        318.12%

+ RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON JULY 31, 2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



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10

NOTES TO FINANCIAL STATEMENTS
October 31, 2001

1.  ORGANIZATION

   The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fifteen portfolios. The financial statements herein are those of the Toews S&P 500(R) Hedged Index Fund and the Toews Nasdaq-100(R) Hedged Index Fund (the "Funds"). The Funds commenced operations on July 31, 2001. The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.


2.  SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies followed by the Funds.

SECURITY VALUATION: Investment securities of the Funds which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Securities for which quotations are not readily available, of which there were none as of October 31, 2001, are valued at fair value, using methods determined in good faith by the Board of Trustees.

FEDERAL INCOME TAXES: It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding

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
                                                                              11

period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

NET ASSET VALUE PER SHARE: The net asset value per share of each Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

EXPENSES: Expenses that are directly related to one of the Funds are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income are declared and paid to shareholders quarterly for each of the Funds. Any net realized capital gains are distributed to Shareholders at least annually.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for the fiscal years beginning after December 15, 2000. Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide.

3.  TRANSACTIONS WITH AFFILIATES
   Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS
   The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $220,000 for the Funds plus $15,000 per additional class or

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
12

NOTES TO FINANCIAL STATEMENTS
October 31, 2001

0.15% of the first $250 million, 0.125% of the next $250 million, and 0.10% of any amount above $500 million of the Funds' average daily net assets.

   Forum Shareholder Services, LLC (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

   The Trust and Distributor are
parties to a Distribution Agreement. Under the distribution plan (the "Plan"), the Distributor may receive up to 1.00% of each Fund's average daily net assets attributable to Advisor Class shares as compensation for distribution and services pursuant to Rule 12b-1 of the 1940 Act. The Distributor will not receive any compensation for the distribution of Investor Class shares of the Funds.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
   The Trust and Toews Corporation (the "Adviser") are parties to an Investment Advisory Agreement dated February 20, 2001 under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of the each of the Funds. The Adviser has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses.

   First Union National Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6.  CAPITAL SHARE TRANSACTIONS
   Capital Share Transactions for the Funds were as follows (000):

                           TOEWS          TOEWS
                         S&P 500(R)   NASDAQ-100(R)
                           HEDGED        HEDGED
                         INDEX FUND    INDEX FUND
                        ------------  ------------
Investor Shares:
   Shares Issued .......     58           129
   Shares Issued
     in Lieu of
     Cash Distributions      --            --
   Shares Redeemed          (10)          (19)
                          -----         -----
   Total Investor
    Shares Transactions      48           110
                          -----         -----
Advisor Shares:
   Shares Issued .......     20            25
   Shares Redeemed           --            --
                          -----         -----
   Total Advisor
    Shares Transactions      20            25
                          -----         -----
Increase in Capital
   Shares
   Transactions ........     68           135
                          =====         =====

7.  INVESTMENT TRANSACTIONS
   The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended October 31, 2001 are as follows (000):
                           TOEWS         TOEWS
                         S&P 500(R)   NASDAQ-100(R)
                           HEDGED        HEDGED
                         INDEX FUND    INDEX FUND
                        ------------  ------------
Purchases
   Government ..........   $ --        $   --
   Other ...............    984         4,560
Sales
   Government ..........     --            --
   Other ...............    963         3,272

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
                                                                              13


Subsequent to October 31, 2001, the Funds recognized net capital losses for tax purposes that have been deferred to 2002 and can be used to offset future capital gains at October 31, 2001. The Funds also had capital loss carryforwards at October 31, 2001 as follows:

                                         EXPIRES
                                          2009
FUND                                      (000)
------                                 -----------
Toews S&P 500(R)Hedged
   Index Fund ......................       $4
Toews Nasdaq-100(R)Hedged
   Index Fund ......................       48

   For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

   At October 31, 2001, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at October 31, 2001, are as follows (000):
                         TOEWS            TOEWS
                       S&P 500(R)      NASDAQ-100(R)
                         HEDGED           HEDGED
                       INDEX FUND       INDEX FUND
                      ------------    -------------
Aggregate gross
   unrealized
   appreciation ......     $ --           $--
Aggregate gross
   unrealized
   depreciation ......       --            (2)
                           ----          ----
Net unrealized
   depreciation ......     $ --           $(2)
                           ====          ====

8.  BENCHMARK INFORMATION (UNAUDITED)
   "Standard &Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisors' Inner Circle Fund -- Toews S&P 500(R) Hedged Index Fund. The product is not sponsored, endorsed, sold or promoted by Standard &Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

   The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the CORPORATIONS) and are licensed for use by The Advisors' Inner Circle Fund -- Toews Nasdaq-100(R) Hedged Index Fund. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCT(S).

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

14

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees
Toews S&P 500(R) Hedged Index Fund
Toews Nasdaq-100(R) Hedged Index Fund

We have audited the accompanying statements of assets and liabilities of the Toews S&P 500(R) Hedged Index and Nasdaq-100(R) Hedged Index Funds (the "Funds"), two of the funds constituting The Advisors' Inner Circle Fund, including the schedule of investments of the Toews Nasdaq-100(R) Hedged Index Fund as of October 31, 2001, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from inception (July 31, 2001) through October 31, 2001. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Toews S&P 500(R) Hedged Index and Toews Nasdaq-100(R) Hedged Index Funds of The Advisors' Inner Circle Fund as of October 31, 2001, and the results of their operations, the changes in their net assets, and the financial highlights for the period from inception (July 31, 2001) through October 31, 2001, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
December 14, 2001


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
                                                                              15

                            NOTICE TO SHAREHOLDERS OF
                   THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


For the shareholders that do not have an October 31, 2001 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2001 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2001, each Fund is designating the following items with regard to distributions paid during the year.

                                  Long Term
                                  (20% Rate)        Ordinary
                                 Capital Gain        Income         Qualifying
         Fund                    Distribution     Distributions    Dividend (1)
       --------                ----------------  ---------------  -------------
Toews S&P 500(R) Hedged
 Index Fund ...................     0.00%            100.00%         0.00%
Toews Nasdaq-100(R)Hedged
 Index Fund ...................     0.00%            100.00%         0.00%


(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".



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

INVESTMENT ADVISER

Toews Corporation
1500 Market Street
12th Floor, East Tower
Philadelphia, PA 19102

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

ADMINISTRATOR

SEI Investments Mutual Funds Services
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street N.W.
Washington, DC 20036

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
1601 Market Street
Philadelphia, PA 19103

TO OBTAIN MORE INFORMATION:

Call 1-866-778-6397


This annual report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus.








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